UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	October 1, 2021 to October 31, 2021

Commission File Number of issuing entity:	333-224689-01, 333-257355-01
Central Index Key Number of issuing entity:	0001724789

Synchrony Card Issuance Trust

(Exact Name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-224689, 333-257355
Central Index Key Number of depositor:	0001724786

Synchrony Card Funding, LLC

(Exact Name of Registrant as Specified in its Charter)

Synchrony Bank

(Exact Name of Sponsor as Specified in its Charter)

Central Index Key Number of Sponsor: 0001602566

Delaware

(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

82-3295851 (Synchrony Card Funding, LLC) 32-649512 (Synchrony Card Issuance Trust)

(I.R.S. Employer Identification No.)

c/o Synchrony Bank
777 Long Ridge Rd
Stamford, CT	06902
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(877) 441-5094

(Telephone Number, Including Area Code)

(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
SynchronySeries Class A Notes	☐	☐	☒	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such requirements for the past 90 days. Yes: ☒ No: ☐

PART I - Distribution Information.

Item 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth herein and in Exhibit 99.1.

Trust Performance

	October 2021	September 2021	August 2021	3-Month Avg
Gross Trust Yield	27.10%	25.56%	26.81%	26.49%
Gross Charge-Off Rate	2.72%	2.65%	3.27%	2.88%
Net Charge Off Rate	2.05%	2.04%	2.58%	2.22%
SynchronySeries Excess Spread Percentage	19.54%	15.94%	15.53%	17.00%
Payment Rate	26.00%	23.88%	25.53%	25.14%

Delinquency Data
1-29 Days Delinquent	1.82%	2.02%	1.99%	1.94%
30-59 Days Delinquent	0.44%	0.49%	0.44%	0.46%
60-89 Days Delinquent	0.31%	0.32%	0.29%	0.31%
90-119 Days Delinquent	0.24%	0.24%	0.24%	0.24%
120-149 Days Delinquent	0.18%	0.21%	0.20%	0.20%
150-179 Days Delinquent	0.16%	0.17%	0.18%	0.17%
180 or Greater Days Delinquent	0.00%	0.00%	0.00%	0.00%

BOP Principal Receivables ($B)	$6.4	$7.8	$7.9	$7.4

Charge-offs are executed on charge-off cycle dates which occur on various days during each distribution period. The number of different charge-off cycle dates in each distribution period varies based on such factors as the calendar and the timing of billing cycles. As a result, the amount of charged-off receivables can vary between distribution periods with no corresponding change in the performance of the trust portfolio. The following table sets forth the number of different charge-off cycle dates for each distribution period ending in the months indicated. Each distribution period begins on the first calendar day and ends on the last calendar day of the calendar month indicated below.

	2020	2021
January	28	28
February	26	28
March	30	29
April	28	27
May	28	28
June	28	29
July	28	25
August	28	30
September	29	28
October	25	28
November	30	28
December	28	28

No assets securitized by Synchrony Card Funding, LLC (the “Securitizer”) and held by Synchrony Card Issuance Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period October 1, 2021 through October 31, 2021. The most recent Form ABS-15G filed by the Securitizer was filed on February 11, 2021. The CIK number of the Securitizer is 0001724786.

ITEM 1A – Asset-Level Information.

Inapplicable.

ITEM 1B – Asset Representations Reviewer and Investor Communication.

Nothing to report.

PART II - Other Information

ITEM 2 – Legal Proceedings.

Nothing to report.

ITEM 3 – Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 – Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 – Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 – Significant Obligors of Pool Assets.

Nothing to report.

ITEM 7 – Change in Sponsor Interest in the Securities.

Nothing to report.

ITEM 8 – Significant Enhancement Provider Information.

Inapplicable.

ITEM 9 – Other Information.

Nothing to report.

ITEM 10 – Exhibits

(a)	The exhibits listed below are filed as a part of this report.

Exhibit No.	Document Description
99.1	SynchronySeries Monthly Statement

(b)	See (a) above for the exhibits filed in response to Item 601 of Regulations S-K.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Synchrony Card Funding, LLC, as depositor

Dated: November 15, 2021	By:	/s/ Chris Coffey
Name: Chris Coffey
Title: Vice President